Notes relating to the consolidated statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets other than goodwill at beginning of period	€ 17	€ 7
Intangible assets other than goodwill at end of period	13	17	€ 7
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Software
Intangible assets
Intangible assets other than goodwill at beginning of period	17	7	7
Additions	6	21	5
Amortization	(10)	(11)	(5)
Intangible assets other than goodwill at end of period	13	17	7
Cost | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	93	72	67
Intangible assets other than goodwill at end of period	99	93	72
Accumulated depreciation and amortization | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	76	65	60
Intangible assets other than goodwill at end of period	€ 86	€ 76	€ 65